Commitments and Contingencies (Details 1) - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Operating Leases Year Ending December 31:
Remainder of 2019	$ 235,467	$ 289,000
2020	183,519	183,500
2021	92,391	92,400
2022	46,196	46,200
Total	557,573	$ 611,100
Less: Imputed interest	(79,615)
Total operating lease liabilities	$ 477,958